Annual Total Returns	12 Months Ended
Dec. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Annual Return [Percent]	12.49%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Annual Return [Percent]	10.93%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Annual Return [Percent]	10.56%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	11.34%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Annual Return [Percent]	11.81%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Annual Return [Percent]	12.21%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	12.08%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Annual Return [Percent]	12.15%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	12.92%
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	11.32%